UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:  811-4681

NAME OF REGISTRANT:  VANGUARD BOND INDEX FUNDS

ADDRESS OF REGISTRANT:  PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:

HEIDI STAM

PO BOX 876

VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:  DECEMBER 31

DATE OF REPORTING PERIOD: JULY 1, 2008 - JUNE 30, 2009

FUND:  VANGUARD TOTAL BOND MARKET II INDEX FUND

The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. William McNabb III
(Heidi Stam)
F. William McNabb III*
President, Chief Executive Officer and Trustee

Date:	August 27, 2009

* By Power of Attorney. Filed on July 24, 2009, see File Number 2-88373.

Incorporated by Reference.